Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Summary Of Significant Accounting Policies [Abstract]
Cash and Cash Equivalents	(a) Cash and Cash Equivalents Cash and cash equivalents include cash balances and amounts on deposit in interest saving accounts with interest rates of less than 1%.

Furniture and Equipment
(b) Furniture and Equipment
Furniture and equipment are recorded at cost less accumulated amortization and accumulated impairment losses, if any. The Company records amortization using the straight-line method over the estimated useful lives of the capital assets as follow:

a) Computer Equipment	3 years
b) Furniture and Fixtures	3 - 5 years
c) Leasehold Improvements	Term of the lease

Leases - Right-of-use Assets
(
c
) Leases -
Right-of-use
Assets
In the current year, the Company has applied IFRS 16 Leases (as issued by the IASB effective January 1, 2019). IFRS 16 introduces new or amended requirements with respect to lease accounting. It introduces significant changes to lessee accounting by removing the distinction between operating and finance leases and requiring the recognition of a right-of-use
asset and a lease liability at the lease commencement for all leases, except for short-term leases and leases of low value assets.
The Company assesses whether a contract is or contains a lease, at inception of a contract. The Company recognizes a right-of-use
asset and a corresponding lease liability with respect to all lease agreements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses a reasonable commercial borrowing rate. For the year ended December 31, 2019, the Company used a 6% discount rate.
As at January 1, 2019, the date of initial application of IFRS 16, the Company had no leases with terms greater than 12 months. As such, the Company’s initial application of IFRS 16 is as of November 1, 2019, the date of commencement of its first long-term lease. The Company is not subject to retrospective application of IFRS 16 nor restatement of comparative information.
In applying IFRS 16, the Company:

a)	recognizes right-of-use assets and lease liabilities in the statement of financial position, initially measured at the present value of future lease payments;
b)	recognizes amortization of right-of-use assets and interest on lease liabilities in the statement of profit or loss; and

c)
separates the total amount of cash paid into a principal portion (presented within financing activities) and interest (presented within operating activities) in the consolidated statement of cash flows.

Lease payments included in the measurement of the lease liability comprise fixed lease payments less any lease incentives (e.g. free rent period).
Non-lease
components outlined in the lease are accounted as operating expenses in the period charged. Note, IFRS does permit a lessee not to separate non-lease
components and instead account for any lease and associated
non-lease
components as a single arrangement. The Company has not used this expedient.
For
short-term
leases (lease term of 12 months or less) and leases of
low-value
assets (such as personal computers and office furniture), the Company has opted to recognize a lease expense on a straight-line basis as permitted by IFRS 16. This expense is presented, if any, within general expenses in the statement of profit or loss.

Patent Rights
(d) Patent Rights
Patent rights are recorded at cost less accumulated amortization and accumulated impairment loss. Straight line amortization is provided over the estimated useful lives of the assets, as prescribed by the granting body, which range up to twenty years.

Impairment of Long-Lived Assets
(e) Impairment of Long-Lived Assets
The Company reviews computer equipment, furniture and equipment, leasehold improvements, right-of-use assets and patent rights for objective evidence of impairment whenever events or changes in circumstances indicate the carrying amount may not be recoverable. Recoverability is measured by comparison of the asset’s carrying amount to the asset’s recoverable amount, which is the greater of fair value less cost to sell and value in use. Value in use is measured as the expected future discounted cash flows expected to be derived from the asset. If the carrying value exceeds the recoverable amount, the asset is written down to the recoverable amount. The Company’s patent rights were tested for impairment in the current year and no adjustment to carrying value was required
.

Deferred Income Taxes
(f) Deferred Income Taxes
The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, unused tax losses and income tax reductions, and are measured using the substantively enacted tax rates and laws that will be in effect when the differences are expected to reverse. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Management has determined not to recognize its net deferred tax assets, as it is not considered probable that future tax benefits will be realized.

Foreign Currency
(g) Foreign Currency
Transactions in currencies other than U.S. dollars are translated at exchange rates in effect at the date of the transactions. Foreign exchange differences arising on settlement are recognized separately in net and comprehensive loss. Monetary year end balances are converted to U.S. dollars at the rate in effect at that time. Non-monetary items in a currency other than U.S. dollars that are measured in terms of historical cost are translated using the exchange rate at the date of transaction or date of adoption of U.S. functional currency, whichever is later. Foreign exchange gains and losses are included in net and comprehensive loss.

Warrant Liability
(a)	Warrant Liability

Certain of the Company’s warrants have exercise prices that are not fixed and as such in accordance with IAS 32, they must be recorded as a derivative financial liability. This applies both in the case where the Company’s warrants are denominated in a currency (Canadian dollars) other than the Company’s functional currency (U.S. dollars), and when a warrant is issued with a cashless exercise option. In each case, these warrants are initially measured at fair value and subsequent changes in fair value are recorded through Net and Comprehensive Loss for the year. A proportional amount of costs associated with the issue of shares and warrants is allocated to the warrants and recorded through Net and Comprehensive Loss for the year. At each balance sheet date, the Company reviews the classification of each Warrant Liability to determine whether the appropriate classification remains with Liabilities or requires reclassification to Equity.

At each balance sheet date, the Warrant Liability of listed warrants is adjusted to fair value measured at the market price of the listed warrants and the Warrant Liability of unlisted warrants is adjusted to fair value using the Black-Scholes model. Prior to March 31, 2019, the Black-Sholes model for the unlisted warrants was determined using a comparable warrant quoted in an active market, adjusted for differences in the terms of the warrant. Since March 31, 2019, it was determined that the comparable warrant was no longer an effective benchmark and the Company began to use the market price and volatility of the Company’s common shares adjusted for differences in the terms of the warrant.

(h) Warrant Liability
Certain of the Company’s warrants have exercise prices that are not fixed and as such in accordance with IAS 32, they must be recorded as a derivative financial liability. This applies both in the case where the Company’s warrants are denominated in a currency (Canadian dollars) other than the Company’s functional currency (U.S. dollars), and when a warrant is issued with a cashless exercise option. In each case, these warrants are initially measured at fair value and subsequent changes in fair value are recorded through Net and Comprehensive Loss for the year. A proportional amount of costs associated with the issue of shares and warrants is allocated to the warrants and recorded through Net and Comprehensive Loss for the year. At each balance sheet date, the Company reviews the classification of each Warrant Liability to determine whether the appropriate classification remains with Liabilities or requires reclassification to Equity.
At each balance sheet date, the Warrant Liability of listed warrants is adjusted to fair value measured at the market price of the listed warrants and the Warrant Liability of unlisted warrants is adjusted to fair value using the Black-Scholes model. Prior to March 31, 2019, the Black-Sholes model for the unlisted warrants was determined using a comparable warrant quoted in an active market, adjusted for differences in the terms of the warrant. Since March 31, 2019, it was determined that the comparable warrant was no longer an effective benchmark and the Company began to use the market price and volatility of the Company’s common shares adjusted for differences in the terms of the warrant.

Fair Value Measurement
(b)	Fair Value Measurement

The accounting guidance for fair value measurements prioritizes the inputs used in measuring fair value into the following hierarchy:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 – Inputs other than quoted prices included within Level 1 that are directly or indirectly observable;

Level 3 – Unobservable inputs in which little or no market activity exists, therefore requiring an entity to develop its own assumptions about the assumptions that market participants would use in pricing.

The fair value of the warrant liability relating to listed and unlisted warrants is initially based on Level 2 significant observable inputs and at subsequent dates is adjusted using Level 1 inputs for listed warrants and Level 2 inputs for unlisted warrants.

(i) Fair Value Measurement
The accounting guidance for fair value measurements prioritizes the inputs used in measuring fair value into the following hierarchy:
Level
 1 -
Quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level
 2
- Inputs other than quoted prices included within Level 1 that are directly or indirectly observable:
Level
 3
- Unobservable inputs in which little or no market activity exists, therefore requiring an entity to develop its own assumptions about the assumptions that market participants would use in pricing.
The fair value of the warrant liability relating to listed and unlisted warrants is initially based on
Level 2 significant observable inputs and at subsequent dates is adjusted using Level 1 inputs for listed warrants and Level 2 inputs for unlisted warrants.

Stock Based Compensation
(j) Stock Based Compensation
IFRS 2 requires options granted to employees and others providing similar services to be measured at the fair value of goods or services received, unless that fair value cannot be estimated reliably. If the entity cannot estimate reliably the fair value of the goods or services received, the entity shall measure the value and the corresponding increase in equity, indirectly, by reference to the fair value of the equity instruments granted, which the Company does using the Black-Scholes option pricing model. The fair value of the options granted is determined as at the grant date.

Stock options granted to non-employees are valued at the fair value of the goods or service received, measured at the date on which the goods are received, or the services rendered. If the entity cannot estimate reliably the fair value of the goods or services received, the entity shall measure the value and the corresponding increase in equity, indirectly, by reference to the fair value of the equity instruments granted, which the Company does using the Black-Scholes option pricing model. The fair value of the options granted is determined as at the grant date.
Stock options are issued to vest immediately or when used as a long-term incentive, are commonly issued over a vesting period of up to seven years. The expense related to options with a vesting period are recorded over the vesting period in accordance with the terms of the options.

Research and Development Costs
(k) Research and Development Costs
Research and development activities undertaken with the prospect of gaining new scientific or technical knowledge and understanding are expensed as incurred. The costs of developing new products are capitalized as deferred development costs, if they meet the development capitalization criteria under IFRS. These criteria include the ability to measure development costs reliably, the product is technically, and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. To date, all the research and development costs have been expensed as the criteria for capitalization have not yet been met.

Earnings (loss) per Share
(l) Earnings (loss) per Share
Basic earnings (loss) per share are calculated using the weighted-average number of common shares outstanding during the year. Diluted earnings (loss) per share considers the dilutive impact of the exercise of outstanding stock options and warrants, as if the events had occurred at the beginning of the period or at a time of issuance, if later. Diluted loss per share has not been presented in the accompanying financial statements, as the effect would be anti-dilutive.

Investment Tax Credits
(m) Investment Tax Credits
As a result of incurring scientific research and development expenditures, management has estimated that there will be non-refundable
federal and refundable and
non-refundable
provincial investment tax credits receivable following the completion of an audit process by tax authorities. Investment tax credits are recorded when received or when there is reasonable assurance that the credits will be realized. Upon recognition, amounts will be recorded as a reduction of research and development expenditures.

Financial Instruments
(n) Financial Instruments
Financial assets include cash and cash equivalents, and amounts receivable which are measured at amortized cost. Amounts receivable include HST recoverable and other receivables. Financial liabilities include accounts payable and accrued liabilities which are measured at amortized cost.

Short term Employee Benefits
(o) Short-term Employee Benefits
Short-term employee benefit obligations including Company paid medical, dental and life insurance plans, are measured on an undiscounted basis and are expensed as the related service is provided.

Provisions
(p) Provisions
A provision is recognized, if as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation.

Standards, Amendments and Interpretations Not yet Effective
(q) Standards, Amendments and Interpretations not yet Effective
There are currently no amendments, revisions and new IFRS standards, which have been issued but not effective until annual periods beginning after December 31, 2019 that are expected to have a material impact on the Company.

Adoption of New Accounting Standard
(r) Adoption of New Accounting Standard
IFRS 16 Leases, supersedes the requirements in IAS 17, IFRIC-15 and SIC-17. The new standard was effective for annual periods beginning on or after January 1, 2019.
As of January 1, 2019, the Company was not party to any leases of greater than 12 months and as such was not required to make any restatements to its financial reports at January 1, 2019. The Company has implemented the new standard beginning with a new lease entered into during the current year. See Significant Accounting Policies
(c) Leases – Right-of-use Assets
above for further details.